DESCRIPTION OF BUSINESS	9 Months Ended
Sep. 30, 2020
Description Of Business [Abstract]
DESCRIPTION OF BUSINESS

1.	DESCRIPTION OF BUSINESS

Nature of Operations:

Titan Medical Inc.’s (“Titan” or the “Company”) business continues to be in the research and development stage and is focused on the continued research and development of its single-access robotic surgical system. In the near term, the Company will continue efforts to complete product development and proceed to pre-clinical and confirmatory human studies and satisfaction of appropriate regulatory requirements. Upon receipt of regulatory approvals, the Company will transition from the research and development stage to the commercialization stage. The completion of these latter stages will be subject to the Company receiving additional funding.

The Company is incorporated in Ontario, Canada in accordance with the Business Corporations Act. The address of the Company’s corporate office and its principal place of business is Toronto, Canada.

In June 2020, the Company established a wholly owned subsidiary, Titan Medical USA Inc. (“Titan USA” or “Subsidiary”), a corporation that is duly organized and existing under the laws of Delaware.

Basis of Preparation:

(a)	Statement of Compliance

These condensed interim consolidated financial statements for the three and nine months ending September 30, 2020, have been prepared in accordance with International Accounts Standards (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”) on a basis consistent with the Company’s 2019 annual financial statements.

These condensed interim consolidated financial statements were authorized for issue by the Board of Directors on November 16, 2020.

(b)	Basis of Measurement

These condensed interim consolidated financial statements (the “interim financial statements”) have been prepared on the historical cost basis except for the revaluation of the warrant liability, which is measured at fair value.

(c)	Basis of Consolidation

These interim financial statements incorporate the financial statements of the Company and its wholly owned Subsidiary. The accounts of the Subsidiary were prepared for the same reporting period as the Company, using consistent accounting policies. Intercompany transactions, balances and unrealized gains or losses on transactions have been eliminated.

(d)	Functional and Presentation Currency

These interim financial statements are presented in United States dollars (“U.S.” or “US”), which is the Company’s functional and presentation currency.

(e)	Use of Estimates and Judgements

The preparation of financial statements in conformity with IAS 34, Interim Financial Reporting, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of provisions at the date of the financial statements and the reported amount of expenses during the period. Financial statement items subject to significant judgement include: the measurement of stock-based compensation, the fair value estimate of the initial measurement of lease and warrant liabilities and the remeasurement of unlisted warrants. While management believes that the estimates and assumptions are reasonable, actual results may differ.

These interim financial statements have been prepared in accordance with accounting principles applicable to a going concern, which contemplates that the Company will be able to realize its assets and settle its liabilities as they come due during the normal course of operations for the foreseeable future. The Company has shareholders’ equity of $3,719,174 including losses for the nine months ended September 30, 2020 of $3,551,875. The working capital as at September 30, 2020 is $16,523,569, excluding warrant liability. As of September 30, 2020, the Company has cash and cash equivalents of $24,675,913.

The Black-Scholes model used by the Company to determine fair values of stock options and warrants was developed for use in estimating the fair value of the stock options and warrants.

In June 2020, the Company signed agreements with a U.S. affiliate of Medtronic plc (“Medtronic”) under which it earned a one-time licensing fee in June 2020, and under a separate development and license agreement the Company can earn up to $31 million in fees over the next eleven months (see Notes 2 and 8). Other than these agreements and passive interest income on its cash balances, the Company does not generate any revenue, and accordingly, is primarily dependent upon equity financing for any additional funding required to complete its research and development relating to its EnosTM system and operating expenses. If additional funding is not available, the pace of the Company’s product development plan may be reduced.

(f)	COVID-19

In light of the ongoing COVID-19 pandemic, governments worldwide have continued to enact emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, along with the uncertainty around the disease itself, have caused material disruption to business globally. The duration and impact of the COVID-19 pandemic continue to be unknown, as is the efficacy of government measures and economic interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company in future periods. Due to the uncertainty caused by the COVID-19 pandemic, the Company has experienced difficulty in recruiting technical personnel. Travel restrictions have also prevented or delayed the ability of its executive team to transit between its facilities, as well as slowed the selection and qualification of suppliers for certain aspects of its development programs. The effects of these impediments on the Company’s ability to achieve its milestones, including the timeline and cost for completion of its development programs, is unknown at this time, and no financial impact has been estimated in these financial statements.